UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21117
                                                     ---------
                        UBS Credit & Recovery Fund L.L.C.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 37th Floor
                               New York, NY 10019
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                   James Dwyer
                        c/o UBS Financial Services, Inc.
                           1285 Avenue of the Americas
                               New York, NY 10019
               --------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 212-882-5819
                                                            ------------
                      Date of fiscal year end: December 31
                                               -----------

                     Date of reporting period: June 30, 2006
                                               -------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                       UBS CREDIT & RECOVERY FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)


                               SEMI ANNUAL REPORT
                  PERIOD FROM JANUARY 1, 2006 TO JUNE 30, 2006

                       UBS CREDIT & RECOVERY FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)


                               SEMI ANNUAL REPORT
                  PERIOD FROM JANUARY 1, 2006 TO JUNE 30, 2006



                                    CONTENTS


Statement of Assets, Liabilities and Members' Capital.............    1

Statement of Operations...........................................    2

Statements of Changes in Members' Capital.........................    3

Statement of Cash Flows...........................................    4

Notes to Financial Statements.....................................    5

Schedule of Portfolio Investments.................................   11

                                              UBS CREDIT & RECOVERY FUND, L.L.C.
                           STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2006

--------------------------------------------------------------------------------

ASSETS

Investments in Investment Funds, at value (cost $168,428,000)       $227,410,222
Cash and cash equivalents                                              4,680,941
Advanced subscription in Investment Fund                               3,000,000
Receivable from Investments                                              724,685
Interest receivable                                                       13,441
Other assets                                                               3,116
--------------------------------------------------------------------------------

TOTAL ASSETS                                                         235,832,405
--------------------------------------------------------------------------------

LIABILITIES

Payables:
   Investment management fee                                             284,578
   Professional fees                                                      88,136
Administration fee                                                        81,749
   Administrator fee                                                      58,878
   Other                                                                  43,814
--------------------------------------------------------------------------------

TOTAL LIABILITIES                                                        557,155
--------------------------------------------------------------------------------

NET ASSETS                                                          $235,275,250
--------------------------------------------------------------------------------

MEMBERS' CAPITAL

Represented by:
Net capital contributions                                           $176,293,028
Accumulated net unrealized appreciation on investments                58,982,222
--------------------------------------------------------------------------------

MEMBERS' CAPITAL                                                    $235,275,250
--------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.  1

                                              UBS CREDIT & RECOVERY FUND, L.L.C.
                                                         STATEMENT OF OPERATIONS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                    Period from January 1, 2006 to June 30, 2006

--------------------------------------------------------------------------------

INVESTMENT INCOME

Interest                                                            $   196,243
--------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                                 196,243
--------------------------------------------------------------------------------

EXPENSES

Investment management fee                                             1,568,888
Administrator fee                                                       324,597
Administration fee                                                      112,463
Professional fees                                                        76,274
Other                                                                    62,972
--------------------------------------------------------------------------------

TOTAL EXPENSES                                                        2,145,194
--------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                  (1,948,951)
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN FROM INVESTMENTS

Net realized gain from investments                                    2,925,496
Change in net unrealized appreciation/depreciation
  from investments                                                   17,364,021
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS                    20,289,517
--------------------------------------------------------------------------------

NET INCREASE IN MEMBERS' CAPITAL
       DERIVED FROM OPERATIONS                                      $18,340,566
--------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.  2

                                              UBS CREDIT & RECOVERY FUND, L.L.C.
                                       STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
                        PERIOD FROM JANUARY 1, 2006 TO JUNE 30, 2006 (UNAUDITED)
                                                AND YEAR ENDED DECEMBER 31, 2005


                                                            UBS FUND
                                                         ADVISOR, L.L.C.                 MEMBERS                   TOTAL
----------------------------------------------------------------------------------------------------------------------------
MEMBERS' CAPITAL AT JANUARY 1, 2005                          $19,304                   $146,170,987            $146,190,291

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment loss                                           (376)                    (3,530,809)             (3,531,185)
  Net realized gain from investments                             129                      3,704,104               3,704,233
  Change in net unrealized
         appreciation/depreciation from investments            1,094                      8,664,461               8,665,555
----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL
         DERIVED FROM OPERATIONS                                 847                      8,837,756               8,838,603
----------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                            --                     71,838,790              71,838,790
  Members' withdrawals                                            --                    (29,871,459)            (29,871,459)
  Syndication costs                                               (6)                       (61,472)                (61,478)
----------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
         DERIVED FROM CAPITAL TRANSACTIONS                        (6)                    41,905,859              41,905,853
----------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2005                        $20,145                   $196,914,602            $196,934,747
----------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment loss                                           (182)                    (1,948,769)             (1,948,951)
  Net realized gain from investments                             308                      2,925,188               2,925,496
  Change in net unrealized
         appreciation/depreciation from investments            1,687                     17,362,334              17,364,021
----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL
         DERIVED FROM OPERATIONS                               1,813                     18,338,753              18,340,566
----------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                            --                     20,004,583              20,004,583
  Syndication costs                                               --                         (4,646)                 (4,646)
----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL
         FROM CAPITAL TRANSACTIONS                                --                     19,999,937              19,999,937
----------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT JUNE 30, 2006                            $21,958                   $235,253,292            $235,275,250
----------------------------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.  3

                                              UBS CREDIT & RECOVERY FUND, L.L.C.
                                                         STATEMENT OF CASH FLOWS
                                                                     (UNAUDITED)

--------------------------------------------------------------------------------

                                                          PERIOD FROM JANUARY 1, 2006 TO JUNE 30, 2006

------------------------------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in Members' capital derived from operations                                  $ 18,340,566
Adjustments to reconcile net increase in Members' capital derived from operations to net cash used in operating activities:
Purchases of investments                                                                   (45,250,000)
Proceeds from disposition of investments                                                    15,675,496
  Net realized gain (loss) on investments                                                   (2,925,496)
Change in net unrealized appreciation/depreciation from investments                        (17,364,021)
  Offering costs
Changes in assets and liabilities:
    (Increase) decrease in assets:
      Advanced subscription in Investment Fund                                              (2,000,000)
      Receivable from Investments                                                            8,973,548
      Interest receivable                                                                       (2,366)
      Other assets                                                                              (2,695)
Increase (decrease) in payables:
      Investment management fee                                                                 14,684
      Administrator fee                                                                          3,038
      Administration fee                                                                        41,873
      Professional fees                                                                         27,697
      Other                                                                                     16,402
-------------------------------------------------------------------------------------------------------
NET CASH USED IN OPERATING ACTIVITIES                                                      (24,451,274)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Members' subscriptions                                                        20,004,583
Members' withdrawals                                                                       (28,458,367)
Syndication costs                                                                               (4,646)
-------------------------------------------------------------------------------------------------------
NET CASH USED IN FINANCING ACTIVITIES                                                       (8,458,430)

Net decrease in cash and cash equivalents                                                  (32,909,704)
Cash and cash equivalents--beginning of period                                              37,590,645
-------------------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS--END OF PERIOD                                                   $ 4,680,941
-------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.  4

                                              UBS CREDIT & RECOVERY FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                    PERIOD FROM JANUARY 1, 2006 TO JUNE 30, 2006
--------------------------------------------------------------------------------

1.       ORGANIZATION

         UBS Credit & Recovery Fund, L.L.C. (the "Fund") was organized as a limited liability company under the laws of placeStateDelaware on April 30, 2002. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund's investment objective is to maximize total return over the long-term. The Fund is a multi-manager fund that seeks to achieve its objective by deploying its assets primarily among a select group of portfolio managers who invest in debt and, to a lesser extent, equity securities ("Obligations"), to take advantage of market opportunities and pricing inefficiencies between the perceived value of an Obligation and its market value. Generally, such portfolio managers conduct their investment programs through unregistered investment funds (collectively, the "Investment Funds"), in which the Fund invests as a limited partner or member along with other investors. The Fund commenced operations on August 1, 2002.

         The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged UBS Fund Advisor, L.L.C. ("UBSFA", the "Adviser" and, when providing services under the Administration Agreement, the "Administrator"), a Delaware limited liability company, to provide investment advice regarding the selection of Investment Funds and to be responsible for the day-to-day management of the Fund.

         The Adviser is an indirect wholly-owned subsidiary of UBS Americas, Inc., which is a wholly-owned subsidiary of UBS AG, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

         Initial and additional applications for interests by eligible investors may be accepted at such times as the Adviser may determine and are generally accepted monthly. The Fund reserves the right to reject any application for interests in the Fund.

         The Fund from time to time may offer to repurchase interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Adviser expects that it will recommend to the Directors that the Fund offer to repurchase interests from Members once each year, at year end. Members can only transfer or assign their membership interests (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or (ii) with the written approval of the Directors, which may be withheld in their sole and absolute discretion.

2.       SIGNIFICANT ACCOUNTING POLICIES

         A. PORTFOLIO VALUATION

         Net asset value of the Fund is determined by or at the direction of the Adviser as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be

                                              UBS CREDIT & RECOVERY FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                    PERIOD FROM JANUARY 1, 2006 TO JUNE 30, 2006

--------------------------------------------------------------------------------

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         A. PORTFOLIO VALUATION (CONTINUED)

         determined from time to time pursuant to policies established by the Directors. The Fund's investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. The Fund's investments in the Investment Funds are carried at fair value as determined by the Fund's pro-rata interest in the net assets of each Investment Fund. All valuations utilize financial information supplied by each Investment Fund and are net of management and performance incentive fees or allocations payable to the Investment Funds' managers or pursuant to the Investment Funds' agreements. The Fund's valuation procedures require the Adviser to consider all relevant information available at the time the Fund values its portfolio. The Adviser and/or the Board will consider such information and consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its net asset value as reported or whether to adjust such value. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund's financial statements. (See Schedule of Portfolio Investments)

         Distributions received or withdrawals from Investment Funds, whether in the form of cash or securities, are first applied as a reduction of the investment's cost.

         B. INCOME RECOGNITION

         Interest income is recorded on the accrual basis. Realized gains and losses from the Investment Fund transactions are calculated on the identified cost basis.

         C. FUND COSTS

         The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; certain organization costs; due diligence, including travel and related expenses; expenses of meetings of Directors and Members; all costs with respect to communications to Members; and other types of expenses approved by the Directors. Syndication costs are charged to capital as incurred.

         D. INCOME TAXES

         No provision for the payment of Federal, state or local income taxes has been provided, since the Fund is not subject to income tax. Each Member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

                                              UBS CREDIT & RECOVERY FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                    PERIOD FROM JANUARY 1, 2006 TO JUNE 30, 2006

--------------------------------------------------------------------------------

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         E. CASH AND CASH EQUIVALENTS

         Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money market rates and are accounted for at cost plus accrued interest, which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital.

         F. REPURCHASE AGREEMENTS

         From time to time the Fund may enter into repurchase agreements. In connection with such transactions it is the Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. As of June 30, 2006, there were no open repurchase agreements.

         G. USE OF ESTIMATES

         The preparation of financial statements in conformity with placecountry-regionU.S. generally accepted accounting principles requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

3.       RELATED PARTY TRANSACTIONS

         The Adviser provides investment advisory services to the Fund pursuant to an Investment Management Agreement. Pursuant to that agreement, the Fund pays the Adviser a monthly fee (the "Investment Management Fee") at the annual rate of 1.45% of the Fund's net assets, excluding assets attributable to the Adviser and the Administrator.

         The Administrator provides certain administrative services to the Fund, including, among other things, providing office space and other support services. In consideration for such services, the Fund pays the Administrator a monthly fee (the "Administrator Fee") at an annual rate of 0.30% of the Fund's net assets, excluding assets attributable to the Administrator's and the Adviser's capital account. The Administrator Fee is paid to the Administrator out of the Fund's assets and debited against the Members' capital accounts, excluding net assets attributable to the Administrator and the Adviser's capital account. A portion of the Investment Management Fee and the Administrator Fee is paid by UBSFA to its affiliates.

         UBS Financial Services Inc. ("UBS FSI"), a wholly-owned subsidiary of UBS Americas, Inc., acts as a placement agent for the Fund, without special compensation from the Fund, and will bear its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts, to arrive at a net subscription amount. The placement fee does

                                              UBS CREDIT & RECOVERY FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                    PERIOD FROM JANUARY 1, 2006 TO JUNE 30, 2006

--------------------------------------------------------------------------------

3.       RELATED PARTY TRANSACTIONS (CONTINUED)

         not constitute assets of the Fund. The net increase (or decrease) in Members' capital derived from operations (net income or loss) is allocated to the capital accounts of all Members on a pro-rata basis, other than the Investment Management Fee and the Administrator Fee which are similarly allocated to all Members other than the Adviser and the Administrator as described above.

         Each Director of the Fund receives an annual retainer of $7,500 plus a fee for each meeting attended. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses. Total amounts expensed by the Fund related to Directors for the period from January 1, 2006 to June 30, 2006 were $14,785.

4.       ADMINISTRATION AND CUSTODIAN FEES

         PFPC Trust Company (an affiliate of PNC Bank, NA) serves as the custodian (the "Custodian") of the Fund's assets and provides custodial services for the Fund.

         PFPC Inc. (also an affiliate of PNC Bank, NA) serves as Accounting and Investor Servicing Agent to the Fund and in that capacity provides certain administrative, accounting, record keeping, tax and Member related services. PFPC Inc. receives a monthly fee primarily based upon
         (i) the average net assets of the Fund subject to a minimum monthly fee, and (ii) the aggregate net assets of the Fund and certain other investment funds sponsored or advised by UBS Americas, Inc. or its affiliates. Additionally, the Fund reimburses certain out of pocket expenses incurred by PFPC Inc.

5.       CREDIT FACILITY

         Effective July 1, 2005, the Fund, along with other UBS sponsored funds, entered into a $150,000,000 committed, unsecured revolving line of credit with Harris Trust and Savings Bank. Under the most restrictive arrangement, the Fund may borrow an amount that combined with the other borrowings of the Fund would not exceed 20% of its net assets. The Fund's borrowing capacity is also limited to the portion of the unused line of credit at any point in time. The Fund is only liable under the line of credit to the extent of its own borrowing there under. The interest rate on the borrowing is based on the Federal Funds rate plus 150 basis points per annum. The expiration date of such credit agreements is June 30, 2006. The committed facility also requires a fee to be paid by the Fund, on a pro rata basis, based on the amount of the aggregate commitment which has not been utilized of 25 basis points per annum. The Fund had no borrowings outstanding at June 30, 2006, or for the period January 1, 2006 to June 30, 2006.

6.       SECURITIES TRANSACTIONS

         Aggregate purchases and proceeds from sales of Investment Funds for the period from January 1, 2006 to June 30, 2006, amounted to $45,250,000 and $15,675,496, respectively.

         The cost of investments for Federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the Investment Funds. The allocated taxable income is reported to the Fund by the Investment Funds on Schedules K-1.

                                              UBS CREDIT & RECOVERY FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                    PERIOD FROM JANUARY 1, 2006 TO JUNE 30, 2006

--------------------------------------------------------------------------------

7.       INVESTMENTS

         As of June 30, 2006, the Fund had investments in Investment Funds, none of which were related parties. The Fund's investments are summarized below based on the investment objectives of the specific Investment Funds at June 30, 2006.

             INVESTMENT OBJECTIVE                   COST            FAIR VALUE
             --------------------               ------------       ------------
               Diversified Credit               $ 76,146,323       $102,812,195
               Distressed Securities              35,929,913         48,512,298
               Capital Structure Arbitreage       29,465,316         39,783,849
               Direct Loans                       26,886,448         36,301,880
                                                ------------       ------------
                     Total                      $168,428,000       $227,410,222
                                                ============       ============

         The agreements related to investments in Investment Funds provide for compensation to the general partners/managers in the form of management fees of between 1% and 2% (per annum) of net assets and performance incentive fees or allocations of 20% of net profits earned. The Investment Funds provide for periodic redemptions, with lock up provisions of up to 24 months from initial investment. Detailed information about the Investment Funds' portfolios is not available.

8.       FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

         In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, equity swaps, distressed investing, merger arbitrage and convertible arbitrage. The Fund's risk of loss in these Investment Funds is limited to the value of these investments as reported by the Fund.

9.       INDEMNIFICATION

         In the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Fund. Based on its history and experience, management feels the likelihood of such an event is remote.

                                              UBS CREDIT & RECOVERY FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                    PERIOD FROM JANUARY 1, 2006 TO JUNE 30, 2006

--------------------------------------------------------------------------------

10.      FINANCIAL HIGHLIGHTS

         The following represents the ratios to average net assets and other supplemental information for the periods indicated:


                                                                                                                PERIOD FROM AUGUST
                                                                                                                     1, 2002
                                          PERIOD FROM                                                            (COMMENCEMENT OF
                                        JANUARY 1, 2006                                                        OPERATIONS) THROUGH
                                       TO JUNE 30, 2006                                                             YEAR ENDED
                                          (UNAUDITED)            2005             2004              2003        DECEMBER 31, 2002
                                          -----------            ----             ----              ----        -----------------
        Ratio of net investment loss
          to average net assets ***        (1.82)%*            (1.93)%          (1.97)%           (2.03)%            (3.06)%*
        Ratio of total expenses to
          average net assets a,***           2.00%*              2.09%            2.00%             2.09%              3.20%*

        Portfolio Turnover Rate              7.74%              24.36%            6.71%               --                --
        Total Return**                       8.87%               4.36%            9.96%            18.81%              2.52%

        Average Debt Ratio***                  --                1.09%             --                N/A               N/A
        Net asset value at end of
          period                         $235,275,250        $196,934,747     $146,190,291      $105,976,358       $32,210,622

             a    Ratio of total expenses to average net assets does not include the impact of expenses for incentive fees related to the underlying Investment Funds.
             *    Annualized.
            **    Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the
                  Fund interest on the last day of the period noted and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized. An individual member's ratios and return may vary from the above based on the timing of capital transactions.
            ***   The average net assets used in the above ratios are calculated by adding any withdrawals payable effective at the end of a period to the net assets for such period.


11.      SUBSEQUENT EVENT

         Effective July 1, 2006, the Fund, along with other UBS sponsored funds, renewed and increased its unsecured revolving line of credit with Harris Trust and Savings Bank to a $200,000,000 commitment. The expiration date of such credit agreement is July 31, 2007.

                                              UBS CREDIT & RECOVERY FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2006

--------------------------------------------------------------------------------


                                                                                          PERIOD FROM
                                                                                         JANUARY 1, 2006
                                                                AT JUNE 30, 2006        TO JUNE 30, 2006
                                                    ----------------------------------- ----------------
                                                                                           REALIZED/
                                                                                          UNREALIZED

                                                                                 % OF
                                                                                MEMBERS  GAIN/(LOSS) FROM
INVESTMENT FUND                                       COST        FAIR VALUE    CAPITAL     INVESTMENTS       LIQUIDITY
------------------------------------------------  ------------   ------------   -------  -----------------   -----------
Ahab Partners, L.P.                               $  9,000,000   $ 13,768,224     5.85%     $   380,528       Quarterly
Aspen Partners, L.P. Series A                        1,978,000      5,455,925     2.32        2,127,998       Annually
Camulos Master Fund, L.P.                           10,500,000     11,789,944     5.01        1,289,944       Quarterly
Canyon Value Realization Fund, L.P.                  7,400,000     11,214,553     4.77          571,805       Annually
Cyrus Credit Opportunities Fund II, L.P.            10,400,000     12,891,616     5.48          846,646       Annually
Harbinger Capital Partners Fund I, L.P. *           14,150,000     21,523,076     9.15        2,335,181       Quarterly
Highland Crusader Fund, L.P.                        11,500,000     13,809,954     5.87        2,066,358       Monthly
Highland Credit Strategies Fund, LTD                13,500,000     14,023,287     5.96          523,287       Quarterly
Marathon Special Opportunity Fund, L.P.             13,500,000     19,135,451     8.13        1,291,947       Annually
Marathon Structured Finance Fund, L.P.              15,000,000     17,402,552     7.40        1,196,836       Quarterly
Pardus European Special Opportunities Fund, L.P.    10,500,000     12,149,334     5.16        1,649,334       Quarterly
Quadrangle Debt Recovery Fund, L.P.                  6,750,000     15,565,011     6.62        1,434,598       Quarterly
Styx Partners, L.P.                                 14,000,000     18,902,107     8.03          555,695       Annually
Trilogy Financial Partners, L.P.                    15,500,000     21,190,239     9.01        2,132,861       Quarterly
Whitebox Hedged High Yield Fund, L.P.                9,500,000     12,519,166     5.32        1,370,816       Monthly
Whitebox Hedged High Yield Fund, LTD                 5,250,000      6,069,783     2.58          611,340       Monthly
Redeemed Investment Funds                                   --             --       --          (95,657)
                                                  ------------   ------------    ------     -----------
TOTAL                                             $168,428,000   $227,410,222    96.66%     $20,289,517
                                                  ============   ============    ======     ===========

*  Name officially changed as of January 1, 2006, previously known as Harbert Distressed Fund, L.P.

Proxy Voting:
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling the UBS Financial Services Inc.'s Alternative Investment Group at 1-800-580-2329.


    The preceding notes are an integral part of these financial statements.   11

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     (a)  Not applicable.

     (b) George Rudman ceased to be a member of the portfolio management team as of April 8, 2006.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1)  Not applicable.

     (a)(2)  Certifications  pursuant  to Rule  30a-2(a)  under the 1940 Act and
             Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)  Not applicable.

     (b)     Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) UBS Credit & Recovery Fund L.L.C.
             -------------------------------------------------------------------
By (Signature and Title)*  /s/ Douglas Lindgren
                           -----------------------------------------------------
                           Douglas Lindgren, Principal Executive Officer (principal executive officer)

Date   September 6, 2006
     ---------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Douglas Lindgren
                           -----------------------------------------------------
                           Douglas Lindgren, Principal Executive Officer (principal executive officer)

Date   September 6, 2006
     ---------------------------------------------------------------------------


By (Signature and Title)*  /s/ C. Philip Tazza
                           -----------------------------------------------------
                           C. Philip Tazza, Principal Accounting
                           Officer (principal financial officer)

Date   September 6, 2006
     ---------------------------------------------------------------------------

 * Print the name and title of each signing officer under his or her signature.